Impairment of long-term assets - Additional information (Details) $ in Billions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($) MBbls	Dec. 31, 2023 COP ($)
Impairment of long-term assets
Information about prices based on information provided by specialized market analysts and management analysts	Oil price – Brent: Projections for Ecopetrol S.A. and Hocol S.A. include USD$57.91/barrel for the first year, USD$69.73/barrel average for the medium term, and USD$73.31/barrel as of 2035.	In 2024, the assumptions made took a price of USD$69.81/barrel for the first year, USD$71.14/barrel average for the medium term, and USD$73.23/barrel as of 2035. For Ecopetrol América Inc. the prices used were USD$53.43/barrel average for the short term and USD$66.06/barrel average for the long term.
Closing balance exchange rate	3,757.08	4,409.15
Refinery CGU
Impairment of long-term assets
Impairment (loss) recovery		$ 1,271
U-111 Expansion Project
Impairment of long-term assets
Refinery processing capacity | MBbls		50
Impairment loss refinery property		$ 6
Oilfields
Impairment of long-term assets
Net impairment loss	$ 325	$ 495
Tax Surcharge Rate 0%
Impairment of long-term assets
Tax surcharge rate	0.00%
Tax Surcharge Rate 5%
Impairment of long-term assets
Tax surcharge rate	5.00%
Tax Surcharge Rate 10%
Impairment of long-term assets
Tax surcharge rate	10.00%
Tax Surcharge Rate 15%
Impairment of long-term assets
Tax surcharge rate	15.00%
CGUs of South, North and Yaguara-Tenay
Impairment of long-term assets
Impairment loss			$ 630
Refineria de Cartagena S.A.S
Impairment of long-term assets
Net impairment loss			12
Recovery of impairment loss			1,494
Weighted average cost of capital, measurement input | Tax Surcharge Rate 0%
Impairment of long-term assets
Weighted average cost of capital, significant unobservable inputs, assets	5.24	5.98
Weighted average cost of capital, measurement input | Tax Surcharge Rate 5%
Impairment of long-term assets
Weighted average cost of capital, significant unobservable inputs, assets	5.04	5.75
Weighted average cost of capital, measurement input | Tax Surcharge Rate 10%
Impairment of long-term assets
Weighted average cost of capital, significant unobservable inputs, assets	4.83	5.52
Weighted average cost of capital, measurement input | Tax Surcharge Rate 15%
Impairment of long-term assets
Weighted average cost of capital, significant unobservable inputs, assets	4.63	5.28
Rate with tax
Impairment of long-term assets
Weighted average cost of capital, significant unobservable inputs, assets	7.93	7.93
Rate without tax
Impairment of long-term assets
Weighted average cost of capital, significant unobservable inputs, assets	6.49	8.54
Transportation and logistics segment
Impairment of long-term assets
Closing balance exchange rate	4,052.71	4,409.15
Discount rate used in current estimate of value in use	5.05%	6.00%
Impairment expense (recovery)	$ 346	$ 127
Refineria de Barrancabermeja
Impairment of long-term assets
Reversal of impairment loss recognised in profit or loss, biological assets	0	0	0
Energy transmission and roads
Impairment of long-term assets
Impairment expense (recovery)	10	(2)
Impairment loss	$ 2	$ (45)	$ (209)